ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 2,475	$ 1,031
Accrued Expenses	6,922	10,208
Total	$ 9,397	$ 11,239